SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS) (USD $)	12 Months Ended
	Jun. 30, 2013 countries	Jun. 30, 2012	Jun. 30, 2011
Research and Development Expense	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Countries in which product sold	180
Countries with on the ground operations	70
Currency translation adjustments	353,000,000	(357,000,000)
Advertising costs	$ 9,700,000,000	$ 9,300,000,000	$ 9,200,000,000
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	30 years
Furniture and Fixtures
Property, Plant and Equipment, Useful Life	15 years
Computer Equipment and Capitalized Software | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment and Capitalized Software | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building
Property, Plant and Equipment, Useful Life	40 years